Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Loss Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(447,858)	(1,459,379)	(2,427,091)	(349,574)
Accretion on redeemable noncontrolling interests	—	—	(106)	(15)
Deemed dividends upon redesignation of Series D Preferred Shares	(15,606)	—	—	—
Numerator for basic and diluted net loss per share	(463,464)	(1,459,379)	(2,427,197)	(349,589)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	105,746,313	248,362,837	373,347,855	373,347,855
Loss per share-basic and diluted	(4.38)	(5.88)	(6.50)	(0.94)